Long-Term Debt (Narrative) (Details)		3 Months Ended	9 Months Ended
	Dec. 22, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Interest paid in cash		$ 600,000	$ 1,000,000
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Commitment fee based on undrawn commitment (basis points)	0.35%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee based on undrawn commitment (basis points)	0.50%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Debt Instrument [Line Items]
Applicable margin (basis points)	1.75%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Debt Instrument [Line Items]
Applicable margin (basis points)	2.75%
Revolving Credit Facility | Federal Funds Rate
Debt Instrument [Line Items]
Applicable margin (basis points)	0.50%
Revolving Credit Facility | One Month Eurodollar
Debt Instrument [Line Items]
Applicable margin (basis points)	1.00%
Revolving Credit Facility | One Month Eurodollar, Additional Margin | Minimum
Debt Instrument [Line Items]
Applicable margin (basis points)	0.75%
Revolving Credit Facility | One Month Eurodollar, Additional Margin | Maximum
Debt Instrument [Line Items]
Applicable margin (basis points)	1.75%
Revolving Credit Facility | Wells Fargo Bank, N.A.
Debt Instrument [Line Items]
Maximum credit amount	$ 450,000,000
Additional commitments available under accordion feature	$ 200,000,000
Borrowings outstanding		72,000,000	72,000,000
Consolidated current interest expense ratio	2.50
Consolidated total leverage ratio	4.75
Consolidated total leverage ratio after electing to issue senior unsecured notes	5.25
Consolidated senior secured leverage ratio	3.50
Revolving Credit Facility | Wells Fargo Bank, N.A. | Letter of Credit
Debt Instrument [Line Items]
Maximum credit amount	$ 50,000,000
Borrowings outstanding		$ 0	$ 0